UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from December 1, 2009 to December 31, 2009
Commission File Number of issuing entity: 333-143316-08
Ford Credit Auto Owner Trust 2009-C
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-143316
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation
or organization of the issuing entity)
26-6621125
(I.R.S. Employer Identification No.)

C/O U.S. Bank Trust National Association
300 Delaware Avenue, 9th Floor, Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 576-3700
(Telephone number, including area code)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-2 notes			x
Class A-3 notes			x
Class A-4 notes			x
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.
PART II OTHER INFORMATION
Item 9. Exhibits.
EXHIBITS

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2009-C Monthly Investor Report

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FORD CREDIT AUTO OWNER TRUST 2009-C (Issuing entity)
	By:	Ford Motor Credit Company LLC (Servicer)

Date: January 21, 2010	/s/ Susan J. Thomas
Susan J. Thomas
Secretary

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2009-C Monthly Investor Report

4